As filed with the Securities and Exchange Commission on November 22, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2013 (unaudited)
COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS - 96.29%
Consumer Discretionary - 11.28%
Abercrombie & Fitch Co. - Class A	111,300	$3,936,681
Comcast Corporation - Class A	30,800	1,390,620
Gentex Corporation	210,200	5,379,018
International Game Technology	279,200	5,285,256
The Jones Group, Inc.	241,000	3,617,410
Kohl's Corporation	51,800	2,680,650
Staples, Inc.	326,200	4,778,830
Target Corporation	21,400	1,369,172
Twenty-First Century Fox, Inc. - Class A	52,100	1,745,350
		30,182,987
Consumer Staples - 6.92%
Anheuser-Busch InBev NV (b)	16,600	1,646,720
Archer-Daniels-Midland Company	53,500	1,970,940
CVS Caremark Corporation	40,800	2,315,400
Energizer Holdings, Inc.	39,300	3,582,195
Philip Morris International, Inc.	39,300	3,402,987
Post Holdings, Inc. (a)	25,928	1,046,713
The Procter & Gamble Company	30,100	2,275,259
Wal-Mart Stores, Inc.	30,500	2,255,780
		18,495,994
Energy - 12.93%
Apache Corporation	99,500	8,471,430
Chevron Corporation	25,100	3,049,650
ConocoPhillips	42,500	2,954,175
Exxon Mobil Corporation	92,000	7,915,680
Halliburton Company	108,600	5,229,090
HollyFrontier Corporation	56,066	2,360,939
Schlumberger Ltd. (b)	52,200	4,612,392
		34,593,356
Financials - 12.21%
ACE Ltd. (b)	29,200	2,731,952
Aflac, Inc.	87,000	5,393,130
American Express Company	44,300	3,345,536
The Bank of New York Mellon Corporation	85,100	2,569,169
BlackRock, Inc.	12,200	3,301,564
JPMorgan Chase & Company	112,600	5,820,294
State Street Corporation	67,100	4,411,825
Wells Fargo & Company	122,900	5,078,228
		32,651,698
Health Care - 17.37%
Baxter International, Inc.	42,900	2,818,101
Cardinal Health, Inc.	62,100	3,238,515
Covidien plc (b)	38,500	2,346,190
Express Scripts Holding Company (a)	30,000	1,853,400
Johnson & Johnson	50,300	4,360,507
Laboratory Corporation of America Holdings (a)	30,400	3,013,856
Medtronic, Inc.	50,100	2,667,825
Merck & Company, Inc	126,700	6,032,187
Novartis AG - ADR	97,300	7,463,883
Pfizer, Inc.	96,800	2,779,128
Roche Holding AG - ADR	116,800	7,887,504
St. Jude Medical, Inc.	37,200	1,995,408
		46,456,504
Industrials - 10.16%
AECOM Technology Corporation (a)	141,200	4,415,324
Caterpillar, Inc.	27,400	2,284,338
Emerson Electric Company	41,000	2,652,700
FedEx Corporation	31,100	3,548,821
General Dynamics Corporation	22,300	1,951,696
General Electric Company	309,000	7,382,010
Ingersoll-Rand plc (b)	52,900	3,435,326
Joy Global, Inc.	29,500	1,505,680
		27,175,895

Information Technology - 18.99%
Apple, Inc.	23,725	11,310,894
Cisco Systems, Inc.	185,400	4,342,068
EMC Corporation	110,500	2,824,380
Google, Inc. - Class A (a)	5,560	4,870,060
Intel Corporation	167,000	3,827,640
International Business Machines Corporation	25,900	4,796,162
Microsoft Corporation	94,100	3,134,471
Nuance Communications, Inc. (a)	271,800	5,081,301
Oracle Corporation	131,200	4,351,904
QUALCOMM, Inc.	93,000	6,264,480
		50,803,360
Materials - 1.64%
BHP Billiton Ltd. - ADR	14,600	970,900
Monsanto Company	14,200	1,482,054
Newmont Mining Corporation	68,400	1,922,040
		4,374,994
Telecommunication Services - 2.41%
CenturyLink, Inc.	83,100	2,607,678
Vodafone Group plc - ADR	109,000	3,834,620
		6,442,298
Utilities - 2.38%
American Water Works Company, Inc.	80,713	3,331,833
NRG Energy, Inc.	111,000	3,033,630
		6,365,463
TOTAL COMMON STOCKS
(Cost $188,968,270)		257,542,549

	Principal Amount
MORTGAGE-BACKED SECURITIES - 0.01%
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $18,513) (c)	$18,228	18,656
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $18,513)		18,656

	Shares
SHORT-TERM INVESTMENTS - 5.28%
Money Market Funds - 5.28%
Federated Prime Obligations Fund, 0.03% (d)	12,000,000	12,000,000
Fidelity Institutional Money Market Portfolio, 0.08% (d)	2,133,876	2,133,876
		14,133,876
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,133,876)		14,133,876

TOTAL INVESTMENTS - 101.58%
(Cost $203,120,659)		271,695,081
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.58)%		(4,223,454)
TOTAL NET ASSETS - 100.00%		$267,471,627

Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
plc -	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2013, the total market value of this security was $18,656, representing 0.01% of total net assets.
(d)	The rate quoted is the annualized seven-day yield as of September 30, 2013.

(e)	The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$203,120,659
Gross unrealized appreciation	73,306,021
Gross unrealized depreciation	(4,731,599)
Net unrealized appreciation	$68,574,422

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)
Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the  Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.  Money market
Funds are valued at the reported NAV.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at September 30, 2013
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$30,182,987	$-	$-	$30,182,987
Consumer Staples	18,495,994	-	-	18,495,994
Energy	34,593,356	-	-	34,593,356
Financials	32,651,698	-	-	32,651,698
Health Care	46,456,504	-	-	46,456,504
Industrials	27,175,895	-	-	27,175,895
Information Technology	50,803,360	-	-	50,803,360
Materials	4,374,994	-	-	4,374,994
Telecommunication Services	6,442,298	-	-	6,442,298
Utilities	6,365,463	-	-	6,365,463
Total Common Stocks	257,542,549	-	-	257,542,549

Mortgage-Backed Securities	-	18,656	-	18,656

Short-Term Investments	14,133,876	-	-	14,133,876
Total Investments in Securities	$271,676,425	$18,656	$-	$271,695,081

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the period. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2013 (unaudited)
COUNTRY Bond Fund
	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.82%
Countrywide Asset-Backed Certificates
4.931%, 05/25/2032 (a)	$65,394	$69,696
5.183%, 05/25/2036 (a)	112,148	115,748
Green Tree Financial Corporation
6.870%, 01/15/2029	17,758	18,781
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032 (a)	117,551	115,508
Residential Asset Securities Corporation
5.600%, 06/25/2034 (a)	1,000,000	1,031,527
TOTAL ASSET-BACKED SECURITIES
(Cost $1,304,716)		1,351,260

CORPORATE BONDS - 19.37%
AbbVie, Inc.
1.750%, 11/06/2017	700,000	694,253
Alabama Power Company
5.500%, 10/15/2017	250,000	284,892
American International Group, Inc.
5.850%, 01/16/2018	100,000	113,708
Apache Corporation
3.250%, 04/15/2022	500,000	489,497
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	460,875
AT&T, Inc.
5.500%, 02/01/2018	500,000	566,867
Bank of America Corporation
6.975%, 03/07/2037	250,000	290,283
Barrick International Corporation
5.750%, 10/15/2016 (Acquired 01/22/2009, Cost $214,640) (b)(c)	225,000	240,585
Berkshire Hathaway, Inc.
3.750%, 08/15/2021	500,000	519,782
Boeing Capital Corporation
2.900%, 08/15/2018	500,000	522,299
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (b)	500,000	568,137
Burlington Northern Santa Fe Railway Company
5.750%, 03/15/2018	500,000	576,230
4.100%, 06/01/2021	500,000	526,268
5.720%, 01/15/2024	284,261	324,012
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	295,696
Caterpillar Financial Services Corporation
7.050%, 10/01/2018	250,000	306,659
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,156,645
The Clorox Company
5.950%, 10/15/2017	200,000	229,714
ConocoPhillips
6.650%, 07/15/2018	600,000	723,307
Costco Wholesale Corporation
1.125%, 12/15/2017	750,000	737,396
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	618,353
Devon Energy Corporation
6.300%, 01/15/2019	400,000	467,016
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	587,064
Eaton Corporation
8.875%, 06/15/2019	300,000	378,930
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	349,542
Ericsson
4.125%, 05/15/2022 (c)	500,000	489,000
General Dynamics Corporation
1.000%, 11/15/2017	500,000	486,342
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	573,718
7.125%, 06/15/2022 (a)	500,000	543,750
The Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	456,356

Halliburton Company
6.750%, 02/01/2027	100,000	123,875
Ingersoll-Rand Company
6.015%, 02/15/2028 (c)	500,000	542,579
International Business Machines Corporation
1.250%, 02/08/2018	500,000	491,442
7.625%, 10/15/2018	250,000	317,569
JPMorgan Chase & Company
7.900%, 04/30/2018 (a)	200,000	217,000
4.625%, 05/10/2021	750,000	799,310
Kimberly-Clark Corporation
6.125%, 08/01/2017	500,000	585,503
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	523,014
Mondelez International, Inc.
6.125%, 02/01/2018	300,000	346,872
National Australia Bank Ltd.
2.000%, 06/20/2017 (Acquired 06/19/2012 to 07/24/2012, Cost $1,007,524) (b)(c)	1,000,000	1,018,900
New York University
5.236%, 07/01/2032	500,000	541,810
Northern Trust Corporation
3.375%, 08/23/2021	500,000	507,190
Occidental Petroleum Corporation
1.500%, 02/15/2018	500,000	491,869
Overseas Private Investment Corporation
0.000%, 11/08/2019	1,000,000	998,318
Pepperdine University
5.450%, 08/01/2019	250,000	277,858
Petrobras International Finance Company
5.375%, 01/27/2021 (c)	500,000	502,293
Pfizer, Inc.
5.350%, 03/15/2015	350,000	373,888
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	262,969
Province of Quebec, Canada
2.750%, 08/25/2021 (c)	500,000	487,840
Regions Bank
7.500%, 05/15/2018	200,000	235,223
Rio Tinto Finance USA plc
1.625%, 08/21/2017 (c)	500,000	492,663
SLM Corporation
8.450%, 06/15/2018	200,000	225,500
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	459,194
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	585,688
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	229,013
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	235,301
Transocean, Inc.
7.500%, 04/15/2031 (c)	160,000	179,798
Union Pacific Railroad Company
6.630%, 01/27/2022	239,458	271,296
5.866%, 07/02/2030	399,932	459,884
United Technologies Corporation
5.375%, 12/15/2017	600,000	689,273
University of Chicago
4.760%, 10/01/2023	1,000,000	1,108,240
Verizon Communications, Inc.
5.500%, 02/15/2018	400,000	453,062
Vessel Management Services, Inc.
4.960%, 11/15/2027	232,000	254,114
Vodafone Group plc
1.500%, 02/19/2018 (c)	500,000	486,086
Wells Fargo & Company
5.625%, 12/11/2017	500,000	574,429
Wells Fargo Capital X
5.950%, 12/15/2036	200,000	189,500
Xstrata Finance Canada
2.450%, 10/25/2017 (Acquired 10/18/2012, Cost $698,824) (a)(b)(c)	700,000	696,182
TOTAL CORPORATE BONDS
(Cost $29,105,588)		31,811,721

MORTGAGE-BACKED SECURITIES - 14.05%
Americold, LLC Trust
4.954%, 01/14/2029 (Acquired 12/09/2010, Cost $399,999) (b)	400,000	425,933
Bank of America Merrill Lynch Commercial Mortgage, Inc.
5.168%, 11/10/2042 (a)	213,643	218,341
Commercial Mortgage Trust
2.752%, 08/15/2045	500,000	495,412
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	284,270	278,065
5.500%, 05/25/2036	346,933	282,515
Credit Suisse First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	470,576	464,432
DBUBS Mortgage Trust
4.537%, 07/10/2044 (Acquired 06/17/2011, Cost $504,107) (b)	500,000	537,590
Federal Home Loan Mortgage Corporation
5.500%, 10/01/2014	637	670
6.500%, 03/01/2015	6,750	6,867
5.000%, 03/01/2023	47,646	50,480
2.611%, 02/01/2037 (a)	174,483	183,155
6.000%, 08/01/2037	273,865	298,401
6.000%, 01/01/2038	222,318	242,006
4.500%, 04/01/2041	869,376	926,304
3.500%, 07/01/2042	2,629,190	2,670,590
Federal National Mortgage Association
5.500%, 10/01/2013 (f)	191	191
6.500%, 05/01/2019	21,343	23,613
2.685%, 01/01/2020 (a)	55,331	56,771
5.000%, 05/01/2023	492,156	528,054
3.500%, 10/01/2027	6,283,801	6,635,957
5.500%, 02/01/2033	31,782	34,596
1.715%, 05/01/2034 (a)	50,056	51,231
4.500%, 11/01/2040	1,105,068	1,181,595
4.000%, 02/01/2041	2,059,058	2,160,633
4.000%, 11/01/2041	632,014	663,351
4.000%, 12/01/2041	769,214	807,147
Government National Mortgage Association
4.920%, 05/16/2034	93,154	94,141
4.258%, 09/16/2050 (a)	400,000	428,381
MASTR Alternative Loans Trust
5.000%, 06/25/2015	7,461	7,520
Morgan Stanley Capital I
5.647%, 06/11/2042 (a)	250,000	274,520
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $38,191) (b)	37,366	39,117
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $175,870) (b)	173,163	177,236
OBP Depositor LLC Trust
4.646%, 07/15/2045 (Acquired 06/25/2010, Cost $499,997) (b)	500,000	547,421
Residential Asset Securitization Trust
4.750%, 02/25/2019	48,574	49,798
SBA Tower Trust
2.933%, 12/15/2017 (Acquired 07/26/2012, Cost $500,000) (b)	500,000	503,766
Small Business Administration Participation Certificates
5.080%, 11/01/2022	120,087	130,491
4.640%, 05/01/2023	197,472	213,345
5.570%, 03/01/2026	149,112	163,784
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	60,925
Wachovia Bank Commercial Mortgage Trust
5.509%, 04/15/2047	500,000	547,266
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (Acquired 05/27/2011, Cost $504,081) (b)	500,000	530,279
Wells Fargo Mortgage-Backed Securities Trust
2.503%, 10/25/2033 (a)	84,921	85,251
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $22,839,321)		23,077,141

MUNICIPAL BONDS - 20.92%
Arizona State University Build America Revenue Bond
5.528%, 07/01/2023	250,000	276,328
Arlington County, VA Industrial Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	525,030
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	571,470

Bay Area Toll Authority Build America Revenue Bond
6.263%, 04/01/2049	500,000	603,680
Central Puget Sound, WA Regional Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	542,515
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	500,000	487,740
Chicago, IL Build America Unlimited General Obligation
7.517%, 01/01/2040	250,000	257,838
Colorado Springs, CO Utilities System Build America Revenue Bond
4.949%, 11/15/2024	500,000	556,510
Commonwealth of Massachusetts Build America General Obligation
4.500%, 08/01/2031	250,000	244,880
Cook County, IL Glencoe School District Unlimited General Obligation
5.875%, 12/01/2027	500,000	548,485
Corpus Christi, TX Independent School District Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	586,805
Dallas, TX Independent School District Build America Unlimited General Obligation
5.200%, 02/15/2023	500,000	565,915
Florida State Department of Transportation Build America Revenue Bond
6.140%, 07/01/2025	300,000	331,866
Grant County, WA Public Utility District Build America Revenue Bond
5.111%, 01/01/2023	500,000	547,030
Greenville County, SC School District Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,104,630
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	572,445
Honolulu, HI City & County Wastewater Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	283,767
Houston, TX Build America Unlimited General Obligation
6.088%, 03/01/2029	500,000	543,545
Indiana University Build America Certificate Participation
5.050%, 12/01/2022	500,000	537,215
Indianapolis, IN Local Public Improvement Build America Revenue Bond
5.854%, 01/15/2030	700,000	780,017
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	511,130
Manatee County, FL Public Utilities Build America Revenue Bond
7.178%, 10/01/2030	500,000	584,245
Missouri Highway & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	541,080
Municipal Electric Authority of Georgia Build America Revenue Bond
6.655%, 04/01/2057	350,000	357,578
Naperville, IL Build America Unlimited General Obligation
4.900%, 12/01/2025	500,000	520,475
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	527,600
New York City Housing Development Corporation Revenue Bond
6.420%, 11/01/2039	500,000	504,605
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	500,000	523,670
6.646%, 12/01/2031	250,000	287,332
Ohana Military Commercial LLC
5.675%, 10/01/2026 (Acquired 10/25/2006, Cost $932,897) (b)	932,897	979,831
Oregon State Department of Transportation and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	691,266
Pasadena, CA Public Financing Authority Build America Revenue Bond
7.148%, 03/01/2043	300,000	333,747
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	500,000	514,415
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	529,510
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	549,055
San Diego County, CA Water Authority Build America Revenue Bond
6.138%, 05/01/2049	695,000	801,863
Sarasota, FL Water & Sewer System Revenue Bond
4.770%, 10/01/2025	250,000	263,060
Sedgwick County, KS Unified School District Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	545,015
South Carolina State Public Service Authority Revenue Bond
6.224%, 01/01/2029	300,000	331,125
Springfield, MO School District Build America Unlimited General Obligation
5.660%, 03/01/2030	500,000	522,370
State of Connecticut Build America Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,099,880

State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,084,010
State of Maryland Transportation Authority Build America Revenue Bond
5.164%, 07/01/2025	300,000	335,760
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	561,860
State of Pennsylvania Public School Building Authority Revenue Bond
5.000%, 09/15/2027	500,000	515,665
State of Washington Biomedical Research Build America Revenue Bond
6.416%, 07/01/2030	250,000	293,262
State of Washington Build America Unlimited General Obligation
4.736%, 08/01/2024	800,000	865,968
State of Wisconsin Build America Unlimited General Obligation
5.200%, 05/01/2026	500,000	544,075
Tacoma, WA Electric System Build America Revenue Bond
5.966%, 01/01/2035	350,000	400,274
Texas State Highway Transportation Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	387,674
University of California Build America Revenue Bond
5.770%, 05/15/2043	500,000	548,435
University of Massachusetts Building Authority Revenue Bond
5.823%, 05/01/2029	460,000	497,720
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	850,000	951,006
6.172%, 04/01/2030	400,000	439,428
University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	500,000	526,140
University of Texas Build America Revenue Bond
6.276%, 08/15/2041	500,000	544,560
University of Wyoming Build America Revenue Bond
5.800%, 06/01/2030	400,000	434,684
UNM Sandoval Regional Medical Center, Inc. Build America Revenue Bond
4.500%, 07/20/2036	300,000	298,710
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	773,563
Utah Transit Authority Build America Revenue Bond
5.937%, 06/15/2039	250,000	286,842
Vega, TX Independent School District Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	544,310
Virginia College Building Authority Build America Revenue Bond
5.400%, 02/01/2026	250,000	275,725
Washington, MD Suburban Sanitary Commission Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	415,040
West Virginia Higher Education Policy Commission Build America Revenue Bond
7.450%, 04/01/2030	250,000	299,393
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	539,485
TOTAL MUNICIPAL BONDS
(Cost $31,508,514)		34,350,152

U.S. GOVERNMENT AGENCY ISSUES - 0.90% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	494,089
3.250%, 02/01/2027	500,000	477,290
3.040%, 04/30/2027	550,000	501,685
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,560,749)		1,473,064

U.S. TREASURY OBLIGATIONS - 33.48%
U.S. Treasury Inflation Index Bond - 0.51%
0.625%, 02/15/2043	1,016,030	832,986
		832,986
U.S. Treasury Inflation Index Notes - 0.65%
3.000%, 02/28/2017	1,000,000	1,073,438
		1,073,438
U.S. Treasury Notes - 32.32%
2.500%, 03/31/2015	1,000,000	1,033,984
0.250%, 05/15/2015	2,000,000	1,999,844
2.125%, 05/31/2015	1,000,000	1,030,898
0.375%, 06/15/2015	2,000,000	2,003,516
1.375%, 11/30/2015	2,000,000	2,042,812
0.250%, 12/15/2015	1,000,000	997,109
0.375%, 03/15/2016	2,000,000	1,996,250
0.250%, 05/15/2016	1,000,000	993,438
0.500%, 06/15/2016	1,000,000	999,062
0.875%, 12/31/2016	3,000,000	3,010,314
0.875%, 01/31/2017	2,000,000	2,004,844

0.875%, 02/28/2017	1,000,000	1,001,484
0.875%, 04/30/2017	2,000,000	1,998,282
0.625%, 08/31/2017	1,000,000	984,453
0.625%, 11/30/2017	1,000,000	979,609
2.250%, 11/30/2017	1,000,000	1,045,859
0.750%, 12/31/2017	3,000,000	2,949,141
0.750%, 02/28/2018	2,000,000	1,961,250
0.625%, 04/30/2018	3,500,000	3,402,109
1.000%, 05/31/2018	2,000,000	1,974,376
1.375%, 06/30/2018	3,000,000	3,007,734
0.875%, 07/31/2019	2,000,000	1,909,376
1.000%, 08/31/2019	2,000,000	1,919,218
1.000%, 11/30/2019	1,000,000	953,828
1.125%, 12/31/2019	1,500,000	1,438,125
1.250%, 02/29/2020	1,000,000	962,500
2.125%, 08/15/2021	1,000,000	991,875
1.750%, 05/15/2023	3,500,000	3,243,243
2.500%, 08/15/2023	3,000,000	2,969,532
2.875%, 05/15/2043	1,500,000	1,273,125
		53,077,190
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55,135,890)		54,983,614

SHORT-TERM INVESTMENTS - 10.13%	Shares
Money Market Funds - 10.13%
Federated Prime Obligations Fund, 0.03% (e)	16,626,482	16,626,482
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,626,482)		16,626,482

TOTAL INVESTMENTS - 99.67%
(Cost $158,081,260)		163,673,434
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.33%		545,939
TOTAL NET ASSETS - 100.00%		$164,219,373

Percentages are stated as a percent of net assets.
plc -	Public Limited Company
(a)	The coupon rate shown on variable rate securities represents the rates at September 30, 2013.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2013, the total market value of these securities was $6,264,977, representing 3.82% of total net assets.
(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of September 30, 2013.
(f)	Security is priced at amortized cost.

(g)	The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$158,103,057
Gross unrealized appreciation	6,666,565
Gross unrealized depreciation	(1,096,188)
Net unrealized appreciation	$5,570,377

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(h)
Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.  Money market funds are valued at the reported NAV.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at September 30, 2013
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$1,351,260	$-	$1,351,260
Corporate Bonds	-	31,811,721	-	31,811,721
Mortgage-Backed Securities	-	23,077,141	-	23,077,141
Municipal Bonds	-	34,350,152	-	34,350,152
U.S. Government Agency Issues	-	1,473,064	-	1,473,064
U.S. Treasury Obligations	-	54,983,614	-	54,983,614
Short-Term Investments
Money Market Funds	16,626,482	-	-	16,626,482
Total Investments in Securities	$16,626,482	$147,046,952	$-	$163,673,434

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.
The Funds did not invest in any Level 3 investments during the period. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title           /s/ Philip T. Nelson
Philip T. Nelson, President

Date        11/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Philip T. Nelson
Philip T. Nelson, President

Date        11/22/13

By (Signature and Title)*                    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date        11/22/13

* Print the name and title of each signing officer under his or her signature.